FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ___
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        028-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460

Signature, Place, and Date of Signing:

/s/ Ronald Sadoff      Milwaukee, Wisconsin     1/16/09
-------------------    --------------------     --------
    (Signature)            (City/State)          (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            27

Form 13F Information Table Value Total:   $    53,864
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                        SADOFF INVESTMENT MANAGEMENT LLC
                                    FORM 13F
                                    31-Dec-08

             COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
                                                                                                                 VOTING AUTHORITY
                                    TITLE OF                 VALUE   SHRS OR  SH/   PUT/  INVESTMENT  OTHER   ----------------------
          NAME OF ISSUER             CLASS        CUSIP     (x$1000) PRN AMT  PRN   CALL  DISCRETION MANAGERS  SOLE    SHARED OTHER
--------------------------------- ----------- ------------ --------- -------------------- ---------- -------- ----------------------
AT&T INC NEW                        COM         00206R102      379    13,314  SH           Sole                 13,314
C.R. BARD INC                       COM         067383109    6,507    77,228  SH           Sole                 77,228
EXXON MOBIL CORP                    COM         30231G102      461     5,777  SH           Sole                  5,777
GENERAL ELEC CO                     COM         369604103      255    15,714  SH           Sole                 15,714
GENERAL MILLS                       COM         370334104   13,038   214,614  SH           Sole                214,614
JOHNSON & JOHNSON                   COM         478160104      303     5,056  SH           Sole                  5,056
KELLOGG CO                          COM         487836108   12,605   287,463  SH           Sole                287,463
MCCORMICK & CO                      COM         579780206    8,708   273,312  SH           Sole                273,312
PEPSICO INC                         COM         713448108      212     3,875  SH           Sole                  3,875
PROCTER & GAMBLE                    COM         742718109      511     8,274  SH           Sole                  8,274
SMUCKERS JM                         COM         832696405    3,007    69,359  SH           Sole                 69,359
US BANCORP                          COM         902973304      244     9,773  SH           Sole                  9,773
MS INSURED MUNI INCOME              COM         61745P791      212    19,750  SH           Sole                 19,750
NUVEEN INSD DIVID ADVANTAGE MU      COM         67071L106      544    47,450  SH           Sole                 47,450
NUVEEN INSURED MUNI OPPORTUNIT      COM         670984103      211    19,746  SH           Sole                 19,746
NUVEEN INSURED PREMIUM MUNI         COM         6706D8104      500    53,259  SH           Sole                 53,259
PROGRESS ENERGY                     COM         743263105      655    16,439  SH           Sole                 16,439
SOUTHERN CO COM                     COM         842587107      537    14,504  SH           Sole                 14,504
FIDELITY INTER MUNI INC FD          COM         31638R204      135    13,932  SH           Sole                 13,932
MORGAN STANLEY DEAN WITTER US       COM         616969200       85    10,000  SH           Sole                 10,000
PIMCO REAL RETURN INSTL             COM         693391104      123    13,000  SH           Sole                 13,000
PIMCO TOTAL RETURN INSTL            COM         693390700      647    63,785  SH           Sole                 63,785
VANGUARD FLORIDA L/T T/E ADMIR      COM         922033204      245    23,600  SH           Sole                 23,600
VANGUARD INTER TERM T/E FUND        COM         922907209      163    12,801  SH           Sole                 12,801
VANGUARD LONG TERM TREASURY FD      COM         922031505      838    62,644  SH           Sole                 62,644
ISHARES ETF 7-10 YEAR TREASURY      COM         464287440    2,488    25,255  SH           Sole                 25,255
ISHARES ETF US TREASURY 20+ YE      COM         464287432      251     2,100  SH           Sole                  2,100